Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.9%

Communication Services — 7.6%
Alphabet, Inc., Class A	51,960	$9,971,124
Alphabet, Inc., Class C	45,646	8,803,288
Comcast Corp., Class A	51,313	1,705,131
Electronic Arts, Inc.	3,239	493,915
Omnicom Group, Inc.(a)	2,673	192,590
Pinterest, Inc., Class A*	8,142	314,281
ROBLOX Corp., Class A*	7,646	1,053,542
Snap, Inc., Class A*	14,671	138,347
Take-Two Interactive Software, Inc.*	2,257	502,702
Walt Disney Co. (The)	24,849	2,959,764
Warner Bros Discovery, Inc.*	30,900	406,953
Total Communication Services		26,541,637

Consumer Discretionary — 10.9%
Airbnb, Inc., Class A*	5,731	758,842
AutoZone, Inc.*	231	870,496
Best Buy Co., Inc.	2,586	168,245
Chipotle Mexican Grill, Inc.*	18,489	792,808
DoorDash, Inc., Class A*	4,554	1,139,639
eBay, Inc.	6,383	585,640
Hilton Worldwide Holdings, Inc.	3,228	865,362
Home Depot, Inc. (The)	13,628	5,008,426
Lowe’s Cos., Inc.	7,683	1,717,688
Lululemon Athletica, Inc.*	1,446	289,967
Marriott International, Inc., Class A	3,300	870,639
McDonald’s Corp.	10,147	3,044,810
MercadoLibre, Inc.*	646	1,533,533
NIKE, Inc., Class B	15,955	1,191,679
NVR, Inc.*	38	286,881
O’Reilly Automotive, Inc.*	11,773	1,157,521
PulteGroup, Inc.	2,741	309,514
Royal Caribbean Cruises Ltd.	3,412	1,084,573
Starbucks Corp.(a)	15,295	1,363,702
Tesla, Inc.*	38,480	11,862,230
TJX Cos., Inc. (The)	15,338	1,910,041
Tractor Supply Co.	7,284	414,824
Ulta Beauty, Inc.*	620	319,306
Yum! Brands, Inc.	3,822	550,941
Total Consumer Discretionary		38,097,307

Consumer Staples — 4.6%
Archer-Daniels-Midland Co.	6,541	354,391
Church & Dwight Co., Inc.	3,373	316,286
Clorox Co. (The)	1,691	212,322
Colgate-Palmolive Co.	11,212	940,126
Dollar General Corp.	3,002	314,910
Estee Lauder Cos., Inc. (The), Class A	3,002	280,207
General Mills, Inc.	7,551	369,848
Hershey Co. (The)(a)	2,027	377,286
Hormel Foods Corp.	3,992	112,135
Kellanova	3,763	300,400
Kenvue, Inc.	26,231	562,393
Keurig Dr Pepper, Inc.	16,603	542,088
Kimberly-Clark Corp.	4,542	566,024
Kraft Heinz Co. (The)	11,880	326,225
Kroger Co. (The)	8,320	583,232
McCormick & Co., Inc.	3,468	244,945
Mondelez International, Inc., Class A	17,770	1,149,541
PepsiCo, Inc.	18,835	2,597,723
Procter & Gamble Co. (The)	32,188	4,843,328
Sysco Corp.	6,927	551,389
Target Corp.	6,245	627,623
Total Consumer Staples		16,172,422

Energy — 1.8%
Baker Hughes Co.	13,576	611,599
Cheniere Energy, Inc.	3,030	714,716
Halliburton Co.	11,797	264,253
Kinder Morgan, Inc.	26,676	748,529
Marathon Petroleum Corp.	4,287	729,605
	Shares	Value
Common Stocks (continued)

Energy (continued)
ONEOK, Inc.	8,559	$702,779
Schlumberger NV	18,639	629,998
Targa Resources Corp.	2,945	490,077
Valero Energy Corp.	4,299	590,296
Williams Cos., Inc. (The)	16,736	1,003,323
Total Energy		6,485,175

Financials — 16.3%
Aflac, Inc.	6,764	672,071
American Express Co.	7,570	2,265,777
Ameriprise Financial, Inc.	1,318	682,974
Apollo Global Management, Inc.	5,586	811,758
Arch Capital Group Ltd.	4,938	424,964
Ares Management Corp., Class A	2,679	497,035
Arthur J Gallagher & Co.	3,476	998,481
Bank of America Corp.	90,639	4,284,506
Bank of New York Mellon Corp. (The)	9,858	1,000,094
Capital One Financial Corp.	8,707	1,872,005
Cboe Global Markets, Inc.	1,430	344,687
Citigroup, Inc.	25,095	2,351,401
Citizens Financial Group, Inc.	5,973	285,032
CME Group, Inc.	4,929	1,371,642
Coinbase Global, Inc., Class A*	2,794	1,055,461
Corpay, Inc.*	936	302,375
Everest Re Group Ltd.	649	217,934
Fidelity National Information Services, Inc.	7,269	577,231
Fifth Third Bancorp	9,146	380,199
Fiserv, Inc.*	7,612	1,057,611
Global Payments, Inc.	3,349	267,753
Hartford Insurance Group, Inc. (The)	3,903	485,494
Huntington Bancshares, Inc.	19,967	328,058
Intercontinental Exchange, Inc.	7,799	1,441,489
KKR & Co., Inc.	9,309	1,364,513
M&T Bank Corp.	2,247	424,009
Markel Group Inc.*	173	347,434
Marsh & McLennan Cos., Inc.	6,755	1,345,596
Mastercard, Inc., Class A	11,116	6,296,881
MetLife, Inc.	7,826	594,385
Moody’s Corp.	2,135	1,101,084
Morgan Stanley	16,946	2,414,127
Nasdaq, Inc.	5,650	543,643
Northern Trust Corp.	2,668	346,840
PayPal Holdings, Inc.*	13,567	932,867
PNC Financial Services Group, Inc. (The)	5,422	1,031,644
Principal Financial Group, Inc.	3,085	240,106
Progressive Corp. (The)	8,032	1,944,065
Prudential Financial, Inc.	4,881	505,574
Raymond James Financial, Inc.	2,539	424,343
Regions Financial Corp.	12,412	314,396
Rocket Cos., Inc., Class A(a)	1,881	27,782
S&P Global, Inc.	4,308	2,374,139
Synchrony Financial	5,327	371,132
Travelers Cos., Inc. (The)	3,101	807,004
US Bancorp	20,641	928,019
Visa, Inc., Class A(a)	23,672	8,177,966
Willis Towers Watson PLC	1,364	430,765
Total Financials		57,264,346

Health Care — 5.9%
Alnylam Pharmaceuticals, Inc.*	1,778	697,403
Biogen, Inc.*	1,997	255,616
Bristol-Myers Squibb Co.	27,929	1,209,605
Cardinal Health, Inc.	3,316	514,709
Cencora, Inc.	2,382	681,443
Cigna Group (The)	3,701	989,573
Cooper Cos., Inc. (The)*	2,730	192,984
Dexcom, Inc.*	5,369	433,654
Edwards Lifesciences Corp.*	7,913	627,580
Elevance Health, Inc.	3,101	877,831
Gilead Sciences, Inc.	17,101	1,920,271

Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF (continued)

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Health Care (continued)
Hologic, Inc.*	3,058	$204,336
Humana, Inc.	1,655	413,535
IDEXX Laboratories, Inc.*	1,102	588,810
Intuitive Surgical, Inc.*	4,899	2,356,860
Labcorp Holdings, Inc.	1,146	298,052
McKesson Corp.	1,719	1,192,195
Mettler-Toledo International, Inc.*	282	347,898
Quest Diagnostics, Inc.	1,516	253,794
ResMed, Inc.	1,990	541,161
Royalty Pharma PLC, Class A	5,129	188,747
STERIS PLC	1,346	304,855
Stryker Corp.	4,723	1,854,864
Veeva Systems, Inc., Class A*	2,041	580,052
Vertex Pharmaceuticals, Inc.*	3,527	1,611,380
Waters Corp.*	811	234,184
West Pharmaceutical Services, Inc.	988	236,389
Zimmer Biomet Holdings, Inc.	2,731	250,296
Zoetis, Inc.	6,147	896,171
Total Health Care		20,754,248

Industrials — 8.1%
Automatic Data Processing, Inc.	5,583	1,727,939
Axon Enterprise, Inc.*	990	747,935
Broadridge Financial Solutions, Inc.	1,594	394,531
Carrier Global Corp.	11,041	757,633
Cintas Corp.	4,711	1,048,433
Dover Corp.	1,877	340,000
Emerson Electric Co.	7,719	1,123,192
Equifax, Inc.	1,700	408,391
Expeditors International of Washington, Inc.	1,879	218,415
Fastenal Co.	15,725	725,394
FedEx Corp.	3,021	675,163
Ferguson Enterprises, Inc.	2,578	575,745
Fortive Corp.	4,666	223,641
GE Vernova, Inc.	3,744	2,472,126
General Electric Co.	14,700	3,984,876
Howmet Aerospace, Inc.	5,503	989,274
Illinois Tool Works, Inc.	4,003	1,024,648
Ingersoll Rand, Inc.	5,526	467,665
JB Hunt Transport Services, Inc.	1,088	156,726
Johnson Controls International PLC	9,001	945,105
Masco Corp.	2,873	195,738
Old Dominion Freight Line, Inc.	2,559	381,931
Otis Worldwide Corp.	5,427	465,040
Quanta Services, Inc.	2,012	817,134
Rockwell Automation, Inc.	1,551	545,502
SS&C Technologies Holdings, Inc.	2,954	252,508
Trane Technologies PLC	3,073	1,346,220
TransUnion	2,674	254,538
United Parcel Service, Inc., Class B	10,073	867,890
United Rentals, Inc.	893	788,465
Verisk Analytics, Inc.	1,910	532,336
Waste Management, Inc.	5,513	1,263,359
Westinghouse Air Brake Technologies Corp.	2,325	446,516
WW Grainger, Inc.	599	622,685
Xylem, Inc.	3,320	480,138
Total Industrials		28,266,832

Information Technology — 36.6%
Accenture PLC, Class A	8,599	2,296,793
Adobe, Inc.*	5,848	2,091,771
Advanced Micro Devices, Inc.*	22,122	3,900,330
Amdocs Ltd.	1,511	128,979
Analog Devices, Inc.	6,788	1,524,788
Apple, Inc.	166,818	34,626,412
Applied Materials, Inc.	11,133	2,004,608
Atlassian Corp., Class A*	2,246	430,738
Autodesk, Inc.*	2,921	885,384
Cadence Design Systems, Inc.*	3,753	1,368,231
CDW Corp.	1,815	316,500
	Shares	Value
Common Stocks (continued)

Information Technology (continued)
Cisco Systems, Inc.	54,655	$3,720,912
Cognizant Technology Solutions Corp., Class A	6,785	486,892
Corning, Inc.	10,631	672,304
Crowdstrike Holdings, Inc., Class A*	3,339	1,517,809
Dell Technologies, Inc., Class C	4,246	563,402
Fair Isaac Corp.*	328	471,244
Fortinet, Inc.*	8,484	847,552
Gartner, Inc.*	1,022	346,100
Gen Digital, Inc.	7,447	219,612
Hewlett Packard Enterprise Co.	17,971	371,820
HP, Inc.	12,925	320,540
HubSpot, Inc.*	685	355,960
Intel Corp.	59,868	1,185,386
Intuit, Inc.	3,735	2,932,461
Keysight Technologies, Inc.*	2,366	387,811
KLA Corp.	1,823	1,602,472
Lam Research Corp.	17,588	1,668,046
Marvell Technology, Inc.	11,835	951,179
Micron Technology, Inc.	15,316	1,671,588
Microsoft Corp.	72,319	38,582,186
MongoDB, Inc.*	1,083	257,635
Monolithic Power Systems, Inc.	633	450,215
NetApp, Inc.	2,782	289,690
ON Semiconductor Corp.*	5,766	324,972
Palo Alto Networks, Inc.*	9,000	1,562,400
QUALCOMM, Inc.	15,178	2,227,523
Ralliant Corp.*	1,555	71,095
Roper Technologies, Inc.	1,470	809,088
Salesforce, Inc.	12,814	3,310,241
Seagate Technology Holdings PLC	2,705	424,712
ServiceNow, Inc.*	2,825	2,664,314
Snowflake, Inc., Class A*	4,356	973,566
Synopsys, Inc.*	2,522	1,597,611
TE Connectivity PLC	4,092	841,929
Texas Instruments, Inc.	12,454	2,254,921
Trimble, Inc.*	3,363	282,122
VeriSign, Inc.	1,118	300,597
Workday, Inc., Class A*	2,928	671,625
Zscaler, Inc.*	1,296	370,086
Total Information Technology		128,134,152

Materials — 3.2%
Air Products and Chemicals, Inc.	3,009	866,231
CRH PLC	9,306	888,258
DuPont de Nemours, Inc.	5,738	412,562
Ecolab, Inc.	3,451	903,334
Freeport-McMoRan, Inc.	19,641	790,354
International Flavors & Fragrances, Inc.	3,506	249,031
Linde PLC	6,486	2,985,246
LyondellBasell Industries NV, Class A	3,479	201,538
Martin Marietta Materials, Inc.	833	478,875
Newmont Corp.	15,472	960,811
Nucor Corp.	3,158	451,815
Packaging Corp. of America	1,219	236,181
PPG Industries, Inc.	3,112	328,316
Sherwin-Williams Co. (The)	3,187	1,054,515
Vulcan Materials Co.	1,807	496,329
Total Materials		11,303,396

Real Estate — 3.4%
Alexandria Real Estate Equities, Inc.	2,138	163,407
American Tower Corp.	6,422	1,338,280
AvalonBay Communities, Inc.	1,950	363,246
CBRE Group, Inc., Class A*	4,102	638,845
Crown Castle, Inc.	5,952	625,496
Digital Realty Trust, Inc.	4,622	815,506
Equinix, Inc.	1,333	1,046,632
Equity Residential	4,696	296,787
Essex Property Trust, Inc.	876	227,918

Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF (continued)

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Real Estate (continued)
Extra Space Storage, Inc.	2,881	$387,091
Invitation Homes, Inc.	7,861	240,940
Iron Mountain, Inc.	4,000	389,440
Mid-America Apartment Communities, Inc.	1,595	227,176
Prologis, Inc.	12,695	1,355,572
Public Storage	2,165	588,750
SBA Communications Corp.	1,465	329,215
Simon Property Group, Inc.	4,430	725,590
Ventas, Inc.	5,989	402,341
Welltower, Inc.	8,805	1,453,441
Weyerhaeuser Co.	9,946	249,147
Total Real Estate		11,864,820

Utilities — 1.5%
American Water Works Co., Inc.	2,673	374,861
Eversource Energy	5,027	332,285
Exelon Corp.	13,839	621,925
NextEra Energy, Inc.	28,267	2,008,653
PG&E Corp.	29,235	409,875
Public Service Enterprise Group, Inc.	6,842	614,343
Sempra	8,944	730,546
Total Utilities		5,092,488

Total Common Stocks
(Cost $297,610,016)		349,976,823

Short-Term Investments — 0.1%

Money Market Funds — 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.18%(b)(c)	116,745	116,745
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)	214,564	214,564

Total Short-Term Investments
(Cost $331,309)		331,309

Total Investments — 100.0% (Cost $297,941,325)		350,308,132
Other Assets and Liabilities, Net — 0.0%(d)		52,134
Net Assets — 100.0%		$350,360,266

Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF (continued)

July 31, 2025 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,441,924; total market value of collateral held by the Fund was $8,780,358. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $8,663,613.
(b)	Reflects the 1-day yield at July 31, 2025.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$349,976,823	$—	$—	$349,976,823
Short-Term Investments:
Money Market Funds	331,309	—	—	331,309
Total Investments in Securities	$350,308,132	$—	$—	$350,308,132

(e)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.